UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bull Path Capital Management LLC
Address: 150 E. 52nd St,
         31st Floor
         New York, New York  10022

13F File Number:  28-11556

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Spector
Title:     Principal
Phone:     212-520-2570

Signature, Place, and Date of Signing:

     Richard Spector     New York, NY/USA     April 06, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $242,189 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROPOSTALE                    COM              007865108     7743   256730 SH       Sole                   256730        0        0
AMERICAN TOWER CORP            CL A             029912201    15108   498290 SH       Sole                   498290        0        0
BALL CORP                      COM              058498106    15503   353717 SH       Sole                   353717        0        0
BJ SVCS CO                     COM              055482103     4671   135000 SH       Sole                   135000        0        0
CAREMARK RX INC                COM              141705103    14947   303930 SH       Sole                   303930        0        0
CHOICEPOINT INC                COM              170388102     7606   169975 SH       Sole                   169975        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108     7501   207500 SH       Sole                   207500        0        0
CONVERGYS CORP                 COM              212485106     8145   447300 SH       Sole                   447300        0        0
DIRECTV GROUP INC              COM              25459L106    15937   971780 SH       Sole                   971780        0        0
EQUINIX INC                    COM NEW          29444U502     7825   121852 SH       Sole                   121852        0        0
FIRST DATA CORP                COM              319963104    15514   331350 SH       Sole                   331350        0        0
GRANT PRIDECO INC              COM              38821G101    11550   269600 SH       Sole                   269600        0        0
HEWITT ASSOCS INC              COM              42822Q100     5086   171000 SH       Sole                   171000        0        0
HILTON HOTELS CORP             COM              432848109    16797   659725 SH       Sole                   659725        0        0
KOHLS CORP                     COM              500255104    15770   297500 SH       Sole                   297500        0        0
METROPOLITAN HEALTH NETWORKS   COM              592142103      430   198200 SH       Sole                   198200        0        0
OWENS ILL INC                  COM NEW          690768403     6305   363000 SH       Sole                   363000        0        0
PACIFIC SUNWEAR CALIF INC      COM              694873100     7625   344100 SH       Sole                   344100        0        0
PENN NATL GAMING INC           COM              707569109    14632   346905 SH       Sole                   346905        0        0
SCRIPPS E W CO OHIO            CL A             811054204    14159   316685 SH       Sole                   316685        0        0
UNITEDHEALTH GROUP INC         COM              91324P102    18707   334890 SH       Sole                   334890        0        0
UNIVERSAL AMERN FINL CORP      COM              913377107     3129   203203 SH       Sole                   203203        0        0
WELLPOINT INC                  COM              94973V107     7499    96850 SH       Sole                    96850        0        0